3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Principal Business Activity

Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers. NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.
Accounts Receivable

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectible accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the allowance for doubtful accounts when a balance is determined to be uncollectible.

Inventory Valuation

Inventory Valuation

The Company values inventory at the lower of cost on a first-in-first-out basis or market.

AIM generally purchases inventory only when it has non-cancellable orders from its customers for finished goods. Welding generally produces pursuant to customer orders and maintains relatively low inventory levels. AIM occasionally produces finished goods in excess of purchase order quantities in anticipation of future demand; historically this excess has been used in fulfilling future purchase orders. The Company periodically evaluates inventory items that are not secured by purchase orders and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow-moving goods, and for other impairment of value.

The Company presents inventory net of progress billings in accordance with the specified contractual arrangements with the United States Government, which results in the transfer of title of the related inventory from the Company to the United States Government, when such progress payments are received.

Capitalized Engineering Cost

Capitalized Engineering Cost

The Company has contractual agreements with customers to produce parts, which the customers design. Though the Company has not designed and thus has no proprietary ownership of the parts, the manufacturing of these parts requires pre-production engineering and programming of the Company’s machines.  The pre-production costs associated with a particular contract are capitalized and then amortized beginning with the first shipment of product pursuant to such contract. These costs are amortized on a straight line basis over the estimated length of the contract, or if shorter, three years.

If the Company is reimbursed for all or a portion of the pre-production expenses associated with a particular contract, only the unreimbursed portion would be capitalized. The Company may also progress bill customers for certain engineering costs being incurred. Such billings are recorded as progress billings (a reduction of the associated inventory) until the appropriate revenue recognition criteria have been met. The Terms and Conditions contained in customer purchase orders may provide for liquidated damages in the event that a stop-work order is issued prior to the final delivery of the product.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements.  Expenditures for repairs and improvements in excess of $1,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of December 31, 2012 and 2011.

Deferred Financing Costs	Deferred Financing Costs Costs incurred with obtaining and executing debt arrangements are capitalized and amortized using the effective interest method over the term of the related debt.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition." The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable.

 The Company recognizes certain revenues under a bill and hold arrangement with one of its large customers.  To determine whether revenue can be recognized under any bill and hold arrangement, the Company makes an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

·	The customer requests that the transaction be on a bill and hold basis. A customer must initiate the request for any bill and hold arrangement. Upon request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

·	The customer has made a fixed commitment to purchase the goods to be on hold in written documentation. All customers’ orders are through firm written purchase orders.

·	The goods are segregated from other inventory and are not available to fill any other customers’ orders. The Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

·	The risk of ownership has passed to the customer. The product is complete and ready for shipment. The earnings process is complete. An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

·	The date is determined by which the Company expects payment and the Company has not modified its normal billing and credit terms for this buyer. Payment is expected as if the goods had been shipped.

·	The customer has the expected risk of loss in the event of a decline in the market value of goods. All goods are made to firm purchase orders with fixed prices. Any decline in value would not affect the pricing of the goods. The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

Payments received in advance from customers for products delivered are recorded as customer advance payments until earned, at which time revenue is recognized. The Terms and Conditions contained in our customer purchase orders often provide for liquidated damages in the event that a stop work order is issued prior to the final delivery. The Company utilizes a Returned Merchandise Authorization or RMA process for determining whether to accept returned products. Customer requests to return products are reviewed by the contracts department and if the request is approved, a credit is issued upon receipt of the product. Net sales represent gross sales less returns and allowances.

Use of Estimates

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are the useful lives of property and equipment, provisions for inventory obsolescence, accrued expenses and various contingencies. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Credit and Concentration Risks

Credit and Concentration Risks

There were three customers that represented 65.3% and 75.5% of total sales for the years ended December 31, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011

1	27.6	44.4
2	26.3	19.2
3	11.4	11.9

There were three customers that represented 54.6% of gross accounts receivable at December 31, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	December	December
	2012	2011

1	25.3	26.2
2	18.6	12.9
3	10.7	18.3
4	*	13.3
5	*	11.5

* Customer was less than 10% of receivables at December 31, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, "Income Taxes," which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05 "Accounting for Uncertainty in Income Taxes." The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

	2012	2011

Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	78,665	140
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	4,759,246	3,579,254

The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	December 31,
	2012	2011

Stock Options	11,948	291,316
Warrants	118,835	19,865
	130,783	311,181

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

Goodwill

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 relates to the acquisition of Welding  ($291,000) and the NTW Acquisition ($162,000). Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 for public entities, with early adoption permitted.   The Company adopted ASU 2011-08 effective October 1, 2011.  The adoption did not have a material effect on the Company’s financial position, results of operation or cash flows.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  As discussed above, the Company adopted ASU 2011-08 and performed a qualitative assessment in the fourth quarter of 2012 to determine whether it was more likely than not that the fair value of Welding and NTW was less than its carrying amount.

The Company has determined that there has been no impairment of goodwill at December 31, 2012 and 2011.

Freight Out	Freight Out Freight out is included in operating expenses and amounted to $82,000 and $90,000 for the years ended December 31, 2012 and 2011, respectively.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company adopted ASU 2011-04 (ASU 2011-04), “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).”  ASU 2011-04 clarifies application of fair value measurement and disclosure requirements and was effective for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material effect on the Company’s financial position, results of operations or cash flows.

In February 2013, the FASB issued guidance requiring disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company will comply with the disclosure requirements of this guidance for the quarter ending March 31, 2013.

 The Company does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Reclassifications	Reclassifications Certain account balances in 2011 have been reclassified to conform with the current period presentation.
Subsequent Events	Subsequent Events Management has evaluated subsequent events through the date of this filing.